Tax Status	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Tax Status [Line Items]
Tax Status	Tax Status
In December 2016, the Internal Revenue Service began publishing a Required Amendments List for individually designed plans which specifies changes in qualification requirements. The list is published annually and requires plans to be amended for each item on the list, as applicable, to retain its tax-exempt status.
The IRS has notified the Company by a letter dated September 5, 2024, that the Plan is qualified under the appropriate sections of the IRC and that the related trust is tax-exempt.
The portion of a participant’s compensation contributed to the Plan as a pre-tax contribution and the Company’s matching contribution CRCs are not subject to Federal income tax when such contributions are credited to participant accounts, subject to certain limitations. These amounts and any investment results may be included in the participant’s gross taxable income for the year in which such amounts are withdrawn from the Plan.